Post Balance Sheet Events - Additional Information (Detail) £ in Millions	May 21, 2019 GBP (£)
Court of Appeal [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Payment of annual fee	£ 87